CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
IFRSStatementLineItems [Line Items]
Net Income | ₪			₪ 25,023	₪ 10,852	₪ 6,844
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax | ₪			(446)	(311)	(140)
Other comprehensive Income for the year | ₪			(446)	(311)	(140)
Total comprehensive Income for the year | ₪			₪ 24,577	₪ 10,541	₪ 6,704
US Dollars [Member]
IFRSStatementLineItems [Line Items]
Net Income | $	[1]	$ 7,216
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax | $	[1]	(129)
Other comprehensive Income for the year | $	[1]	(129)
Total comprehensive Income for the year | $	[1]	$ 7,087

[1]	Convenience Translation into US Dollars.